Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 - Related Party Transactions

8th and Vineyard Consolidated Joint Venture

In May 2010 we entered into the 8th and Vineyard joint venture with Iowa Investments, LLC, an entity owned by one of our executives, to purchase 19.3 acres of land held for development in Southern California. Pursuant to the joint venture agreement, we will first receive a return of all capital along with a preferred return. Thereafter, Iowa Investments, LLC will receive a return of all capital along with a promoted interest. The land parcel acquired by 8th and Vineyard was purchased from an entity in which the same executive had a minority ownership. The total acquisition price of $4.7 million was determined to be at fair value.

Southern California Consolidated Ventures

We entered into four agreements, two in December 2010 and two in January 2011, whereby we acquired a weighted average controlling interest, based on square feet, of approximately 48.4% in five bulk industrial buildings located in the Southern California market. One of our executives has a weighted average noncontrolling interest in these properties of approximately 43.7%, based on square feet, and the remaining 7.9% is held by a third-party. Each venture partner will earn returns in accordance with their ownership interests. DCT has controlling rights including management of the operations of the properties and we have consolidated the properties and accounted for the transactions as business combinations. The total acquisition price of $46.3 million was determined to be at fair value.

Shared services agreement

During 2009, we had a shared services agreement with Overhead Services, Inc., formerly DC Services, LLC, ("Overhead Services"), an affiliate of Dividend Capital Advisors Group LLC ("DCAG") whereby we received enumerated services (including IT services, human resources and payroll services) for a monthly fee payable to Overhead Services, which totaled approximately $0.6 million during the year ended December 31, 2009. Effective October 2009, we no longer had a related party relationship with DCAG.